Property, Plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,390
Impairment loss recognised in profit or loss, property, plant and equipment	(18)	$ 0
Ending balance	2,628	2,390
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,266	2,567
Additions	493	824
Disposals	(57)	(49)
Acquisition	4
Impairment loss recognised in profit or loss, property, plant and equipment	(18)
Foreign exchange	59	(76)
Ending balance	3,747	3,266
Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(876)	(725)
Charge for the year	(275)	(221)
Disposals	51	44
Foreign exchange	(19)	26
Ending balance	(1,119)	(876)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	488
Ending balance	595	488
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	673	439
Additions	175	266
Disposals	(16)	(17)
Foreign exchange	10	(15)
Ending balance	842	673
Land and buildings | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(185)	(148)
Charge for the year	(71)	(57)
Disposals	12	14
Foreign exchange	(3)	6
Ending balance	(247)	(185)
Plant, machinery and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,803
Ending balance	1,936	1,803
Plant, machinery and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,410	1,990
Additions	292	506
Disposals	(38)	(30)
Acquisition	4
Impairment loss recognised in profit or loss, property, plant and equipment	(18)
Foreign exchange	45	(56)
Ending balance	2,695	2,410
Plant, machinery and other | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(607)	(512)
Charge for the year	(174)	(139)
Disposals	36	28
Foreign exchange	(14)	16
Ending balance	(759)	(607)
Dunnage and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	99
Ending balance	97	99
Dunnage and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	183	138
Additions	26	52
Disposals	(3)	(2)
Foreign exchange	4	(5)
Ending balance	210	183
Dunnage and other | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(84)	(65)
Charge for the year	(30)	(25)
Disposals	3	2
Foreign exchange	(2)	4
Ending balance	$ (113)	$ (84)